Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2021 item customer Distributor	Dec. 31, 2020 item Distributor	Dec. 31, 2019 customer Distributor item
Revenue | Customer concentration | Customers
Concentration Risk [Line Items]
Number of customer | customer			0
Revenue | Customer concentration | Customers | Minimum
Concentration Risk [Line Items]
Total concentration risk			10.00%
Revenue | Customer concentration | Offline distributor
Concentration Risk [Line Items]
Number of distributor	1	1
Revenue | Customer concentration | Offline distributor | Minimum
Concentration Risk [Line Items]
Total concentration risk	10.00%	10.00%
Accounts receivable | Credit concentration | Third-party e-commerce platform distributor
Concentration Risk [Line Items]
Number of distributor			1
Total concentration risk			70.00%
Accounts and notes receivable | Credit concentration | Customers
Concentration Risk [Line Items]
Number of customer | customer	2
Total concentration risk	28.00%
Accounts and notes receivable | Credit concentration | Offline distributor
Concentration Risk [Line Items]
Number of distributor		1
Total concentration risk		27.00%
Purchases | Supplier concentration | One supplier
Concentration Risk [Line Items]
Number of suppliers | item	1	1	1
Total concentration risk	75.00%	78.00%	72.00%
Accounts and notes payable due | Supplier concentration | One supplier
Concentration Risk [Line Items]
Number of suppliers | item	1	1	1
Total concentration risk	89.00%	83.00%	69.00%